Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities Abstract
Accrued Liabilities

Note 9. Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,	December 31,
	2018	2017
Accrued product returns	$48,463,509	$43,299,324
Accrued royalties	3,597,957	12,325,232
Accrued compensation	8,672,913	6,342,731
Accrued government rebates	9,980,876	14,151,714
Accrued research and development	8,337,812	1,248,800
Accrued expenses and other liabilities	7,362,941	3,904,556
Customer coupons	719,578	425,911
Deferred revenue	101,354	228,122
Total	$87,236,940	$81,926,390

In the ordinary course of business, the Company enters into contractual agreements with wholesalers pursuant to which the wholesalers distribute sales of Company products to customers and provide sales data to the Company. In return the wholesalers charge the Company a fee for services and other customary rebates and chargebacks based on distribution sales of Company products through the wholesalers and downstream customers.